MAG Acquisition	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
MAG Acquisition
8. MAG ACQUISITION

On May 11, 2025, the Company entered into a definitive agreement with MAG to acquire all of the issued and outstanding common shares of MAG pursuant to a plan of arrangement under the Business Corporations Act (British Columbia).
On September 4, 2025, the MAG Acquisition was completed. The Company paid total consideration of $2,042 million, which is comprised of the components summarized in the following table:
Total purchase price:

Nature of consideration	Shares	Consideration
Cash	—	$500
Pan American common shares (1)	60,219	1,530
Transaction costs	—	12
Total purchase price	60,219	$2,042
(1)The value of the equity consideration is based on the fair value of the acquired assets and liabilities in accordance with IFRS 2 - Share Based Payments (Note 5(d) and Note 6).
The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:
Allocation of the purchase price:

Assets acquired
Cash and cash equivalents	$102
Exploration properties	52
Property, plant and equipment	2
Investment in Juanicipio	1,888
Other assets	3
Liabilities assumed
Accounts payable and accrued liabilities	(2)
Other liabilities	(3)
Net assets acquired	$2,042